Capital transactions (Pratheticals) (Details 2) (Warrant)	Jun. 30, 2011 Existing warrants at $48.00	Jun. 30, 2013 Investor warrants at $12.00	Jun. 30, 2013 Callable warrants at $12.00	Jun. 30, 2013 Callable warrants at $6.00	Jun. 30, 2013 Callable warrants at $15.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrant (in dollars per share)	48.00	12.00	12.00	6.00	15.00